FAIR VALUE MEASUREMENTS AND INVESTMENTS IN MARKETABLE SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS AND INVESTMENTS IN MARKETABLE SECURITIES

NOTE 4—FAIR VALUE MEASUREMENTS AND INVESTMENTS IN MARKETABLE SECURITIES

The Company follows authoritative accounting guidance, which among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.

As a basis for considering such assumptions, a three-tier fair value hierarchy has been established, which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The carrying amounts of the Company’s prepaid expenses, other current assets, accounts payable and accrued liabilities are generally considered to be representative of their fair value because of the short nature of these instruments. Further, based upon borrowing rates currently available to the Company for loans with similar terms, the Company believes the fair value of its note payable approximates its carrying value. No transfers between levels have occurred during the periods presented.

There were no assets and liabilities subject to fair value measurement at December 31, 2013. Assets and liabilities measured at fair value on a recurring basis as of September 30, 2014 is follows (in thousands):

	FAIR VALUE MEASUREMENTS USING
	BALANCE AS OF SEPTEMBER 30, 2014	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Money market funds(1)	$43,257	$43,257	$—	$—
Commercial paper	15,901		15,901
Corporate debt securities	55,420		55,420
Government sponsored entities	45,050	—	45,050

Total	$159,628	$43,257	$116,371	$—

(1)	Included within cash and cash equivalents on the Company’s condensed balance sheet.

The Company’s investments in money market funds are valued based on publicly available quoted market prices for identical securities as of September 30, 2014. The Company determines the fair value of corporate bonds and other government-sponsored enterprise related securities with the aid of valuations provided by third parties using proprietary valuation models and analytical tools. These valuation models and analytical tools use market pricing or prices for similar instruments that are both objective and publicly available, including matrix pricing or reported trades, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids and/or offers. The Company validates the valuations received from its primary pricing vendors for its level 2 securities by examining the inputs used in that vendor’s pricing process and determines whether they are reasonable and observable. The Company also compares those valuations to recent reported trades for those securities. The Company did not adjust any of the valuations received from these independent third parties with respect to any of its level 2 securities at September 30, 2014.

Investments classified as available-for-sale at September 30, 2014 consisted of the following (in thousands):

	MATURITY (IN YEARS)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	AGGREGATE ESTIMATED FAIR VALUE
Marketable Securities:
Commercial paper	1 year or less	$15,897	$4	$—	$15,901
Corporate debt securities	1 year or less	26,378	—	(26)	26,352
Corporate debt securities	1-2 years	28,098	—	(58)	28,040
Corporate debt securities	More than 2 years	1,033	—	(5)	1,028
Government sponsored entities	1 year or less	30,141	2	(7)	30,136
Government sponsored entities	1-2 years	10,117	—	(12)	10,105
Government sponsored entities	More than 2 years	4,814	—	(5)	4,809

Total available-for-sale securities		$116,478	$6	$(113)	$116,371

The Company did not realize any gains or losses on sales or maturities of available-for-sale securities for the three and nine months ended September 30, 2014. Unrealized gains and losses on available-for-sale securities are included as a component of comprehensive loss. At September 30, 2014, there were 71 securities in unrealized loss positions. These securities have not been in a continuous unrealized loss position for more than 12 months. The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before recovery of their amortized cost basis which may be at maturity. The Company reviews its investments to identify and evaluate investments that have an indication of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee, and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.

NOTE 7—FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the amount at which an asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value estimates presented in the table below are based on information available to the Company as of December 31, 2012. The Company had no assets or liabilities subject to fair value measurement as of December 31, 2013.

The accounting standard regarding fair value measurements discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company has determined the fair value of certain liabilities using the market approach. The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2012:

	FAIR VALUE DECEMBER 31, 2012	QUOTED MARKET PRICES IN ACTIVE MARKETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Liabilities
Warrant liability	$140,940	$—	$—	$140,940

Total	$140,940	$—	$—	$140,940

The fair value of the warrant liability relating to the warrants issuable in connection with the Convertible Securities (see Note 8) was estimated by management using the Black-Scholes option-pricing model. The changes in the fair value of the warrant liability are recorded in other income (expense) on the Statements of Operations.

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held as of December 31, 2013 and 2012:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
WARRANT LIABILITY
Balance as of January 1, 2012	$114,240
Purchases, sales and settlements:
Derivatives issuable	—
Total gains or losses
Unrealized appreciation	26,700

Balance as of December 31, 2012	$140,940

Purchases, sales and settlements:
Derivatives settled	(122,500)
Total gains or losses
Unrealized depreciation	(18,440)

Balance as of December 31, 2013	$—